Mortgage Servicing Rights - Summary of Key Unobservable Inputs Used in Determining the Fair Value (Detail) - Mortgage Servicing Rights - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Minimum
Servicing Assets at Fair Value [Line Items]
Discount rates	9.01%	9.00%	9.00%	9.00%
Annual prepayment speeds	8.10%	8.20%	8.60%	8.60%
Cost of servicing	$ 90	$ 90	$ 91	$ 91
Minimum | Previously Reported
Servicing Assets at Fair Value [Line Items]
Annual prepayment speeds			8.20%
Maximum
Servicing Assets at Fair Value [Line Items]
Discount rates	14.52%	14.50%	10.80%	10.70%
Annual prepayment speeds	39.50%	30.80%	24.70%	22.40%
Cost of servicing	$ 151	$ 138	$ 117	$ 112